4. Property and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property And Equipment Net
4. Property and Equipment, net

Property and equipment consist of the following: (in thousands)

	September 30	December 31
	2014	2013
Leasehold improvements	$265	$265
Motor vehicle	120	120
Equipment	351	310
	736	695
Less accumulated depreciation	(497)	(380)

Property and equipment, net	$239	$315

Property and equipment consist of the following: (in thousands)

	December 31
	2013	2012

Leasehold improvements	$ 265	$ 265
Motor vehicle	120	120
Equipment	310	177
	695	562
Less accumulated depreciation	(380)	(212)

Property and equipment, net	$ 315	$ 350